Basis of preparation, significant accounting policies, and future accounting changes - Schedule of consolidated financial statements of the Company and its subsidiaries (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Largo Vanádio de Maracás S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.94%	99.94%
Largo Titânio Ltda. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Largo Commodities Trading Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Largo Resources USA Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Largo Clean Energy Corp. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Largo Physical Vanadium Corp [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	65.70%	65.70%